DERIVATIVES - Credit Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) agency counterparty	Dec. 31, 2020 USD ($)
Credit Derivative
Percentage of receivables from counterparties with collateral agreements	99.00%	97.00%
Number of top counterparties which are banks, financial institutions, and other dealers | counterparty	15
Fair values, Receivable	$ 10,218	$ 9,789
Fair values, Payable	11,015	10,129
Notionals, Protection purchased	645,996	612,770
Notionals, Protection sold	572,486	543,607
Fair value of derivative in liability position	19,000	25,000
Fair value of collateral already posted	$ 16,000	22,000
Number of rating agencies | agency	3
Additional collateral to be posted	$ 1,300
Collateral to be segregated	100
Aggregate cash obligations and collateral requirements	1,400
Purchased
Credit Derivative
Fair values, Receivable	3,705	3,514
Fair values, Payable	7,354	7,037
Sold
Credit Derivative
Fair values, Receivable	6,513	6,275
Fair values, Payable	3,661	3,092
Within 1 year
Credit Derivative
Fair values, Receivable	878	914
Fair values, Payable	1,462	1,355
Notionals, Protection purchased	133,866	134,080
Notionals, Protection sold	115,603	125,464
From 1 to 5 years
Credit Derivative
Fair values, Receivable	6,674	6,022
Fair values, Payable	6,638	5,991
Notionals, Protection purchased	454,617	421,682
Notionals, Protection sold	413,174	374,376
After 5 years
Credit Derivative
Fair values, Receivable	2,666	2,853
Fair values, Payable	2,915	2,783
Notionals, Protection purchased	57,513	57,008
Notionals, Protection sold	43,709	43,767
Investment Grade
Credit Derivative
Fair values, Receivable	4,149	4,136
Fair values, Payable	4,258	4,037
Notionals, Protection purchased	511,652	478,643
Notionals, Protection sold	448,944	418,147
Non-Investment Grade
Credit Derivative
Fair values, Receivable	6,069	5,653
Fair values, Payable	6,757	6,092
Notionals, Protection purchased	134,344	134,127
Notionals, Protection sold	123,542	125,460
Credit default swaps and options
Credit Derivative
Fair values, Receivable	9,923	9,254
Fair values, Payable	10,234	9,254
Notionals, Protection purchased	628,136	599,633
Notionals, Protection sold	565,131	538,426
Total return swaps and other
Credit Derivative
Fair values, Receivable	295	535
Fair values, Payable	781	875
Notionals, Protection purchased	17,860	13,137
Notionals, Protection sold	7,355	5,181
Banks
Credit Derivative
Fair values, Receivable	2,375	2,902
Fair values, Payable	3,031	3,187
Notionals, Protection purchased	108,415	117,685
Notionals, Protection sold	103,756	120,739
Broker-dealers
Credit Derivative
Fair values, Receivable	1,962	1,770
Fair values, Payable	1,139	1,215
Notionals, Protection purchased	44,364	46,928
Notionals, Protection sold	40,068	44,692
Non-financial
Credit Derivative
Fair values, Receivable	113	109
Fair values, Payable	306	90
Notionals, Protection purchased	2,785	5,740
Notionals, Protection sold	2,728	2,217
Insurance and other financial institutions
Credit Derivative
Fair values, Receivable	5,768	5,008
Fair values, Payable	6,539	5,637
Notionals, Protection purchased	490,432	442,417
Notionals, Protection sold	425,934	375,959
Interest rate swaps
Credit Derivative
Amount derecognized	2,900	2,000
Cash proceeds received for assets derecognized	2,900	2,000
Fair value of derecognized assets	2,900	2,200
Fair value gross derivative assets	13	135
Trading derivatives, liability	$ 58	$ 7